Related Party and Party-in-Interest Transactions (Narrative) (Details) - EPB 005 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares purchased, market value of common stock	$ 2,693,106
Number of shares purchased	74,485
Number of shares sold, market value of common stock	$ 6,764,899
Number of shares sold	180,359
Number of shares	1,095,683	1,201,558